LONG-TERM DEBT - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 10, 2021 CAD ($)	Apr. 30, 2021 CAD ($)	Jan. 25, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 10,645,000,000					$ 10,876,000,000
Less current portion loans and borrowings	(1,000,000,000)					(600,000,000)
Total non-current loans and borrowings	9,645,000,000					10,276,000,000
Senior unsecured credit facilities | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 3,336,000,000
Nominal interest rate	120.00%	120.00%
Carrying value	$ 907,000,000					1,530,000,000
Senior unsecured medium-term notes series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	489.00%	489.00%
Carrying value	$ 0					250,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	377.00%	377.00%
Carrying value	$ 450,000,000					449,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 447,000,000					447,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%	481.00%
Carrying value	$ 597,000,000					597,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	354.00%	354.00%
Carrying value	$ 449,000,000					449,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	424.00%	424.00%
Carrying value	$ 499,000,000					498,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	371.00%	371.00%
Carrying value	$ 602,000,000					603,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%	299.00%
Carrying value	$ 648,000,000					647,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%	474.00%
Carrying value	$ 542,000,000					542,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000		$ 1,000,000,000
Nominal interest rate	402.00%	402.00%
Carrying value	$ 660,000,000					661,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 800,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 841,000,000					842,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	362.00%	362.00%
Carrying value	$ 654,000,000					654,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000
Nominal interest rate	454.00%	454.00%
Carrying value	$ 712,000,000					713,000,000
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	256.00%	256.00%
Carrying value	$ 599,000,000					599,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	331.00%	331.00%
Carrying value	$ 597,000,000					597,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000
Nominal interest rate	467.00%	467.00%
Carrying value	$ 397,000,000					397,000,000
Senior unsecured medium-term notes series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	353.00%	353.00%
Carrying value	$ 497,000,000					0
Senior unsecured medium-term notes series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	449.00%	449.00%
Carrying value	$ 497,000,000					0
Senior unsecured medium-term notes series 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 50,000,000
Nominal interest rate	505.00%	505.00%
Carrying value	$ 50,000,000					51,000,000
Senior unsecured medium-term notes series 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	343.00%	343.00%
Carrying value	$ 0					350,000,000
Subordinated notes, series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000				$ 600,000,000
Nominal interest rate	480.00%	480.00%			480.00%
Carrying value	$ 594,000,000					$ 0
Revolving unsecured credit facility maturing in June 2026 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	2,500,000,000			$ 2,500,000,000
Non-revolving term loan matures in August 2022 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	500,000,000
Non-revolving term loan facility maturing in May 2025 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000
Non-revolving term loan facility maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000					$ 250,000,000
Operating facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 20,000,000